Capital and financial risk management - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	£ 2,441	£ 3,894
Financial liabilities at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(206)	(19)
Financial liabilities at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(206)	(19)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(23)	(18)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(23)	(18)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedges and net investment hedges
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(44)	(1)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Fair value hedges
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(139)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedges and net investment hedges
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(44)	(1)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedges
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(139)
Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	104	20
Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	10	3
Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	94	17
Derivatives designated and effective as hedging instruments
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2
Derivatives designated and effective as hedging instruments | Cash flow hedges and net investment hedges
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2	12
Derivatives designated and effective as hedging instruments | Fair value hedges
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2
Derivatives designated and effective as hedging instruments | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	90	5
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	90	5
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	2
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	10	3
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	£ 10	3
Financial assets at fair value through other comprehensive income | Derivatives designated and effective as hedging instruments
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets		12
Financial assets at fair value through other comprehensive income | Derivatives designated and effective as hedging instruments | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets		£ 12